Income Taxes - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
State tax loss carryforwards	$ 7,493	$ 6,839
Share issuance costs	8,011	6,662
Lease accruals and reserves	8,384	5,747
Tax loss carryforwards	12,047	4,283
Scientific Research & Experimental Development (SR&ED) expenditure carryforwards	2,539	3,486
Temporary differences on capital and intangible assets	2,366	3,236
Investment tax credits	3,294	3,046
Stock based compensation expense	6,427	237
Valuation allowance	(46,343)	(31,653)
Total deferred tax assets	4,218	1,883
Deferred tax liabilities
Capitalized software development costs	5,350	3,271
Total deferred tax liabilities	5,350	3,271
Net deferred tax liability	$ 1,132	$ 1,388